Asset retirement obligations (ARO)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Asset retirement obligations (ARO) [Abstract]
Asset retirement obligations (ARO)

8. Asset retirement obligations (ARO)

A reconciliation of the Company’s asset retirement obligations for the quarter ended March 31, 2012, is as follows:

Balance, December 31, 2011	$653,240
Liabilities incurred	—
Liabilities assumed by buyer of properties	(16,411)
Accretion expense	2,066
Revisions to estimate	—

Balance, March 31, 2012	638,895
Less current asset retirement obligations	(15,421)

Long-term asset retirement obligations	$623,474

9.	Asset retirement obligations (ARO)

A reconciliation of the Company’s asset retirement obligations for the years ended December 31, 2010 and 2011, are as follows (in thousands):

	Year Ended December 31:
	2010	2011
Beginning of year	$—	$—
Liabilities incurred	—	639,176
Liabilities settled	—	—
Accretion expense	—	14,064
Revisions to estimate	—	—

End of year	—	653,240
Less current asset retirement obligations	—	(15,398)

Long-term asset retirement obligations	$—	$637,842